Segment information (Tables)	3 Months Ended
Mar. 31, 2011
Entity Wide Information About Geographic Areas Abstract
Revenues by area
	Three months ended March 31,
	2011	2010
	(unaudited)	(unaudited)
	(in US Dollars, millions)

Revenues by area
South Africa	564	380
Continental Africa	543	402
Australasia	98	113
Americas	305	233
Other, including Corporate and Non-gold producing subsidiaries	5	3
	1,515	1,131
Less: Equity method investments included above	(80)	(89)
Plus: Loss on realized non-hedge derivatives included above	-	69
Total revenues	1,435	1,111

Reconciliation Of Assets From Segment To Consolidated Abstract
Segment assets
	At March 31,	At December 31,
	2011	2010
	(unaudited)
	(in US Dollars, millions)

Segment assets
South Africa (1)	3,242	3,370
Continental Africa	4,067	4,093
Australasia	565	534
Americas	2,225	2,170
Other, including Corporate and Non-gold producing subsidiaries	284	221
Total segment assets	10,383	10,388

(1) Includes the following which have been classified as assets held for sale:
Rand Refinery Limited	2	1
ISS International Limited	-	15

ISS International Limited was classified as held for sale in 2010. The sale was concluded effective February 28, 2011.

Reconciliation Of Operating Profit Loss From Segments To Consolidated Abstract
Reconciliation of segment income to Net income Loss attributable to AngloGold Ashanti

Reconciliation of segment income to Net income - attributable to AngloGold Ashanti
Segment total	454	279
Exploration costs	(57)	(40)
General and administrative expenses	(68)	(40)
Market development costs	(3)	(3)
Non-hedge derivative gain and movement on bonds	41	61
Taxation expense	(124)	(76)
Noncontrolling interests	(6)	(12)
Net income - attributable to AngloGold Ashanti	237	169

Segment Reporting Information Equity Income Loss In Associates [Abstract]
Segment Reporting Information, Equity Income (Loss) In Associates [Text Block]
	Three months ended March 31,
	2011	2010
	(unaudited)	(unaudited)
	(in US Dollars, millions)
Equity income/(loss) in associates
South Africa	-	(1)
Continental Africa	15	26
Other, including Corporate and Non-gold producing subsidiaries	(6)	-
Total equity income in associates	9	25

Segment Reporting Information Income Loss Before Income Taxes Abstract
Segment income/(loss)

Segment income/(loss)
South Africa	197	91
Continental Africa	157	80
Australasia	8	33
Americas	146	120
Other, including Corporate and Non-gold producing subsidiaries	(54)	(45)
Total segment income	454	279

Segment Reporting Information Interest Revenue And Expense [Abstract]
Segment Reporting Information, Interest Revenue And Expense [Text Block]
The following are included in segment income/(loss):

Interest revenue
South Africa	4	5
Continental Africa	1	1
Australasia	2	-
Americas	1	2
Other, including Corporate and Non-gold producing subsidiaries	-	1
Total interest revenue	8	9

Interest expense
South Africa	2	1
Continental Africa	-	2
Americas	-	1
Other, including Corporate and Non-gold producing subsidiaries	42	24
Total interest expense	44	28